RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
NOTE 7 - RELATED PARTY TRANSACTIONS

During the years ended August 31, 2014 and 2013, the Company had the following related party transactions:

	2014		2013
	Shares	Amount	Shares	Amount
Common stock issued for directors and officers' fees	63,333	$148,999	-	$-

Common stock issued for consulting and payroll services- Related parties	167,139	295,709	-	$-
	230,472	$444,708	-	$-

As of August 31, 2014 and 2013, the Company owed $349,038 and $18,716 respectively to several principal shareholders for cash advances used in operations. During the year ended August 31, 2014 the Company paid the chief financial officer $212,826 in accounting services and consulting fees. The Company also paid $24,000 to a stockholder of the Company for consulting and web related services. No consulting fees were paid to these individuals in the year ended August 31, 2013.